Schedule of long-term debt (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Amortization of Debt Discount (Premium)		$ 1,196,843	$ 1,196,843	$ 117,588
Long-Term Debt	361,489		510,475	2,127,464
Debt Instrument, Unamortized Discount, Current				1,196,843
Debt Instrument, Unamortized Discount, Current				(1,196,843)
Debt, Current	(50,058)		(71,426)	(51,135)
Less note payable in default (paid April 2022)				(100,000)
Long-Term Debt, Excluding Current Maturities	311,431		$ 439,049	779,486
Senior Secured Promissory Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period			1000.00%
[custom:WarrantsToPurchase]			482,268
Amortization of Debt Discount (Premium)			$ 1,196,843	117,587
Long-Term Debt				1,600,000
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period			580.00%
Long-Term Debt	7,213		$ 9,825	13,135
Debt Instrument, Periodic Payment			$ 508
Note Payable Credit Union [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period			545.00%
Long-Term Debt	15,514		$ 19,364	24,259
Note Payable S B A [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period			375.00%
Long-Term Debt	147,735		$ 150,114	153,193
Debt Instrument, Periodic Payment			$ 731
Note Payable Individual [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period			1000.00%
Long-Term Debt				100,000
Note Payable Finance Company [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period			850.00%
Long-Term Debt				45,832
Debt Instrument, Periodic Payment			$ 994
Note Payable Finance Company 1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period			11.21%
Long-Term Debt			$ 79,963	96,155
Debt Instrument, Periodic Payment			$ 2,204
G M Financial [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period			729.00%
Long-Term Debt	$ 191,027		$ 251,209	$ 94,890
Debt Instrument, Periodic Payment			$ 4,676